CAPITAL STOCK (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018	Apr. 19, 2013	Apr. 18, 2013	Jul. 30, 2004	Jul. 29, 2004	Nov. 13, 1995
Share capital
Number of shares outstanding							8,400,000,000
Capital stock
Share capital
Number of shares outstanding	99,062,216,600	99,062,216,600
Percentage of ownership	100.00%	100.00%
Outstanding capital	Rp 4,953	Rp 4,953
The Bank of New York Mellon Corporation | Capital stock
Share capital
Number of shares outstanding	4,601,837,380	4,944,921,880
Percentage of ownership	4.65%	4.99%
Outstanding capital	Rp 230	Rp 247
Hendri Saparini | Capital stock
Share capital
Number of shares outstanding		654,505
Percentage of ownership		0.00%
Outstanding capital		Rp 0
Rinaldi Firmansyah | Capital stock
Share capital
Number of shares outstanding		454,113
Percentage of ownership		0.00%
Outstanding capital		Rp 0
Alex Janangkih Sinaga | Capital stock
Share capital
Number of shares outstanding		1,683,359
Percentage of ownership		0.00%
Outstanding capital		Rp 0
Ririek Adriansyah | Capital stock
Share capital
Number of shares outstanding	1,156,955
Percentage of ownership	0.00%
Outstanding capital	Rp 0
Faizal Rochmad Djoemadi | Capital stock
Share capital
Number of shares outstanding	126,800
Percentage of ownership	0.00%
Outstanding capital	Rp 0
Bogi Witjaksono | Capital stock
Share capital
Number of shares outstanding	55,000
Percentage of ownership	0.00%
Outstanding capital	Rp 0
Edi Witjara | Capital stock
Share capital
Number of shares outstanding	32,500
Percentage of ownership	0.00%
Outstanding capital	Rp 0
Herdy Rosadi Harman | Capital stock
Share capital
Number of shares outstanding		1,514,720
Percentage of ownership		0.00%
Outstanding capital		Rp 0
Abdus Somad Arief | Capital stock
Share capital
Number of shares outstanding		1,515,022
Percentage of ownership		0.00%
Outstanding capital		Rp 0
Dian Rachmawan | Capital stock
Share capital
Number of shares outstanding		1,575,562
Percentage of ownership		0.00%
Outstanding capital		Rp 0
Harry Mozarta Zen | Capital stock
Share capital
Number of shares outstanding	474,692	689,492
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
David Bangun | Capital stock
Share capital
Number of shares outstanding		1,000
Percentage of ownership		0.00%
Outstanding capital		Rp 0
Siti Choiriana | Capital stock
Share capital
Number of shares outstanding	540	540
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Public | Capital stock
Share capital
Number of shares outstanding	42,856,179,173	42,506,852,847
Percentage of ownership	43.26%	42.92%
Outstanding capital	Rp 2,143	Rp 2,126
Series A Dwiwarna Share | Government agencies | Capital stock
Share capital
Number of shares outstanding	1	1
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares
Share capital
Number of shares outstanding			100,799,996,399	20,159,999,279	20,159,999,279	10,079,999,639	8,399,999,999
Series B shares | Government agencies | Capital stock
Share capital
Number of shares outstanding	51,602,353,559	51,602,353,559
Percentage of ownership	52.09%	52.09%
Outstanding capital	Rp 2,580	Rp 2,580